Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expenses
Selling, general and administrative expenses
20.	Selling, general and administrative expenses

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Personnel expenses	$303,033	$234,740	$164,646
Marketing services	202,146	115,950	59,968
Professional fees	108,820	62,620	42,707
Supervisory board	8,362	6,912	12,958
Depreciation and amortization	2,366	2,211	2,126
IT expenses	20,408	17,431	8,977
Other expenses	66,770	32,268	16,263
Total Selling, general and administrative expenses	$711,905	$472,132	$307,644